Commitments And Contingencies (Details) - GBP (£) £ in Millions	May 21, 2024	Dec. 31, 2023
Jumpman
Disclosure of Detailed Informaton About Lease Liabilities [Line Items]
Estimated financial effect of contingent liabilities	£ 12.1	£ 21.5